INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES	NOTE 3 – INVENTORIES
	December 31, 2021	December 31, 2020
(in thousands)
Raw material	$3,771	$3,143
Work-in-process	1,602	1,204
Finished goods	978	923
Inventories	$6,351	$5,270